Employee Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Postemployment Benefits [Abstract]
Employee Benefits

(10) Employee Benefits

The Company has established a savings plan (“Savings Plan”) which is qualified under Section 401(k) of the Internal Revenue Code. Eligible employees may elect to make contributions to the Savings Plan through salary deferrals of up to 90% of their base pay, subject to Internal Revenue Code limitations. The Company may also makes discretionary contributions to the Savings Plans, subject to limitations. For the six months ended June 30, 2019 and 2018 the Company contributed $55 and $25 thousand in matching contributions to the Savings Plan. For the three months ended June 30, 2019 and 2018 the Company contributed $28 and $13 thousand in matching contributions to the Savings Plan.

(12) Employee Benefits

The Company has established a savings plan (“Savings Plan”) which is qualified under Section 401(k) of the Internal Revenue Code. Eligible employees may elect to make contributions to the Savings Plan through salary deferrals of up to 90% of their base pay, subject to Internal Revenue Code limitations. The Company may also make discretionary contributions to the Savings Plans, subject to limitations. For the year ended December 31, 2018 and 2017 the Company contributed $57 thousand and $62 thousand of matching contributions to the Savings Plan, respectively.